Quarterly Holdings Report
for

Fidelity® Stock Selector All Cap Fund

June 30, 2019

FSS-QTLY-0819
1.804827.115

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Communication Services Central Fund (a)	4,240,332	$865,748
Fidelity Consumer Discretionary Central Fund (a)	2,730,254	934,184
Fidelity Consumer Staples Central Fund (a)	3,226,516	643,625
Fidelity Energy Central Fund (a)	4,124,203	439,186
Fidelity Financials Central Fund (a)	15,308,587	1,560,098
Fidelity Health Care Central Fund (a)	3,181,814	1,390,453
Fidelity Industrials Central Fund (a)	3,013,112	871,573
Fidelity Information Technology Central Fund (a)	5,426,753	2,130,055
Fidelity Materials Central Fund (a)	1,097,948	222,971
Fidelity Utilities Central Fund (a)	1,531,847	292,476
TOTAL EQUITY CENTRAL FUNDS
(Cost $7,956,580)		9,350,369

Money Market Central Funds - 0.0%
Fidelity Cash Central Fund 2.42% (b)
(Cost $1,521)	1,520,793	1,521
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $7,958,101)		9,351,890
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,132)
NET ASSETS - 100%		$9,346,758

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$25
Fidelity Communication Services Central Fund	4,365
Fidelity Consumer Discretionary Central Fund	36,001
Fidelity Consumer Staples Central Fund	61,209
Fidelity Energy Central Fund	7,218
Fidelity Financials Central Fund	95,165
Fidelity Health Care Central Fund	83,567
Fidelity Industrials Central Fund	48,442
Fidelity Information Technology Central Fund	367,548
Fidelity Materials Central Fund	20,683
Fidelity Utilities Central Fund	27,769
Total	$751,992

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Communication Services Central Fund	$192,092	$667,109	$75,881	$1,814	$80,614	$865,748	49.6%
Fidelity Consumer Discretionary Central Fund	1,178,469	69,975	276,391	8,177	(46,046)	934,184	46.6%
Fidelity Consumer Staples Central Fund	652,902	103,463	102,165	(9,760)	(815)	643,625	48.1%
Fidelity Energy Central Fund	604,802	35,470	68,265	(10,559)	(122,262)	439,186	47.8%
Fidelity Financials Central Fund	1,664,788	185,366	242,164	(15,850)	(32,042)	1,560,098	45.3%
Fidelity Health Care Central Fund	1,636,563	161,691	259,117	11,423	(160,107)	1,390,453	47.8%
Fidelity Industrials Central Fund	1,044,555	82,055	189,048	(10,114)	(55,875)	871,573	45.9%
Fidelity Information Technology Central Fund	2,858,637	520,965	744,827	(79,477)	(425,243)	2,130,055	47.7%
Fidelity Materials Central Fund	265,666	34,336	41,039	(8,606)	(27,386)	222,971	46.0%
Fidelity Utilities Central Fund	291,688	45,635	46,878	1,343	688	292,476	46.0%
Total	$10,390,162	$1,906,065	$2,045,775	$(111,609)	$(788,474)	$9,350,369

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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